Significant Accounting Policies, Accounting Standards and Interpretations (Tables)	12 Months Ended
Jul. 31, 2019
Significant Accounting Policies [Abstract]
Schedule of terms and method use to calculate amortization of tangible assets
Land	Not amortized	No term
Buildings	Straight line	5 to 20 years
Leasehold improvements	Straight line	lease term
Furniture and equipment	Straight line	5 years
Cultivation and production equipment	Straight line	5 to 20 years
Vehicles	Straight line	5 years
Computers	Straight line	3 years
Construction in progress	Not amortized	No term

Schedule of terms and method use to calculate amortization of intangible assets
Domain names	Straight line	10 years
Health Canada licenses	Straight line	20 years
Software	Straight line	3 to 5 years
Patents	Straight line	20 years